NET LOSS PER SHARE	12 Months Ended
Mar. 31, 2022
NET (LOSS)/EARNINGS PER SHARE
NET LOSS PER SHARE

22. NET LOSS PER SHARE

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal years ended March 31,
	2019	2020	2021	2022
	RMB	RMB	RMB	RMB

Basic net loss per share	(1,327,678)	(2,034,385)	(716,975)	(143,223)
Numerator:
Net loss from continuing operations	(1,327,678)	(2,034,385)	(716,975)	(143,223)
Less: net loss from continuing operations attributable to non-controlling interests shareholders	(1,452)	(5,383)	(9)	—
Net loss from continuing operations, attributable to ordinary shareholders	(1,326,226)	(2,029,002)	(716,966)	(143,223)

Denominator:
Weighted average number of ordinary shares outstanding - basic	886,613,598	888,460,868	1,100,650,208	1,168,419,750

Net loss per share from continuing operations attributable to ordinary shareholders, basic	(1.50)	(2.28)	(0.65)	(0.12)

Diluted net loss per share
Numerator:
Net loss attributable to ordinary shareholders from continuing operations	—	—	—	(143,223)
Add: the change in fair value of warrant liabilities	—	—	—	(2,224,660)
Add: the change in fair value of forward contract assets	—	—	—	(441,088)
Diluted net loss from continuing operations attributable to ordinary shareholders	—	—	—	(2,808,971)

	For the year ended December 31,	For the three months ended March 31,	For the fiscal years ended March 31,
	2019	2020	2021	2022
	RMB	RMB	RMB	RMB

Denominator:
Weighted average number of ordinary shares outstanding - basic	886,613,598	888,460,868	1,100,650,208	1,168,419,750

Weighted average effect of potential dilutive securities outstanding from continuing operations
- Warrants	—	—	—	147,895,143
- Forward contracts	—	—	—	38,191,128
Weighted average number of ordinary shares outstanding from continuing operations, diluted	886,613,598	888,460,868	1,100,650,208	1,354,506,021

Net loss per share from continuing operations attributable to ordinary shareholders, diluted	(1.50)	(2.28)	(0.65)	(2.07)

As the Company incurred losses for the year ended December 31, 2019, the three months ended March 31, 2020, and the fiscal years ended March 31, 2021 and 2022, the potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company, pursuant to ASC 260, “Earnings Per Share”. The weighted-average numbers of senior convertible preferred shares, convertible notes and options granted excluded from the calculation of diluted net loss per share of the Company of the respective periods were as follows:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal years ended March 31,
	2019	2020	2021	2022

Senior convertible preferred shares	—	—	—	240,274,690
Convertible notes	253,165,870	253,165,870	223,300,971	—
Outstanding weighted average share options	4,096,724	4,662,702	6,961,854	5,114,834
Non-vested restricted shares	33,331	33,329	—	—
Total	257,295,925	257,861,901	230,262,825	245,389,524